OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  September 30, 2007
                                                 Estimated average burden
                                                 hours per response.....19.4



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07525

                          Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2005 through March 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                    PIONEER
                            -----------------------
                                    MID CAP
                                     GROWTH
                                      FUND

                                   Semiannual
                                     Report

                                     3/31/06

                                 [LOGO] Pioneer
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           2
Portfolio Management Discussion                                 4
Portfolio Summary                                               8
Prices and Distributions                                        9
Performance Update                                             10
Comparing Ongoing Fund Expenses                                14
Schedule of Investments                                        16
Financial Statements                                           23
Notes to Financial Statements                                  31
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        38
Trustees, Officers and Service Providers                       44

                                                                     President's

Dear Shareowners,
--------------------------------------------------------------------------------
There's a conundrum seen when observing the U.S. economy. In spite of sky high oil prices and real estate prices starting to soften, the U.S. economy was on a tear in the first quarter of 2006. Sizzling, roaring, and surging are terms used recently in headlines to describe the current state of our economy.

Our nation's gross domestic product (GDP), the broadest measure of the economy's strength, rose at an annual rate of 4.8% in the first quarter, the fastest growth rate since the third quarter of 2003. Part of this growth is a rebound from a soft fourth quarter, but there is also real underlying growth. Business spending is up 14.3% as the caution of previous years is being overcome by the need for equipment and technology. Consumers are doing their part by pushing the sales of consumer durables up 20.6% through the purchase of new household goods and luxury items.

It is difficult to project how long this growth will last, but most economists tend to agree that it can do so as long as business and consumer demand continues and inflation remains low.

Foreign markets are also faring well, benefiting from growth-oriented economic policies, and world economic growth is becoming more broadly based. The Japanese economy is expanding, and there are signs of a sustained recovery in Europe. Growth in the emerging economies and developing nations remains solid, with tremendous strength in China, India and Russia. Looking forward, we expect strong growth to continue, yet we remain cautious.

Investor confidence, a favorable economic climate and healthy corporate profitability and cash flow have helped global stock markets continue their strong performance in 2006.

The broad U.S. stock market is doing extremely well thus far in 2006. Investors seem to have grown accustomed to companies generally delivering on their earnings promises, lessening anxiety in the marketplace. Investors are feeling confident with stocks, especially those of mid-sized and small companies, which have far outpaced large-cap stocks.

Yet, the Federal Reserve response to the strong economy in the first quarter has been cautious, weighing whether further interest hikes are necessary.

Letter

This concerns some in the financial markets, who have grown accustomed to the Fed confidently determining the movement of rates in the past.

The Treasury-bond market ended the first quarter with short- and long-term bond yields almost equal - a flat yield curve. Although municipal-bond yields are not quite flat, the difference between short- and long-term interest rates is the smallest it has been since 1989. Even if the Fed's interest rate hikes end soon, intermediate and long interest rates are still low relative to inflation.

In summary, the economy and financial markets in the U.S. are prospering and the fundamentals remain, in our view, healthy going forward. However, there are no guarantees in investing: we know from a long-view of history that sudden shifts can occur with little warning. We need only look to the natural disasters and political upheavals of 2005. As such, we continue to pursue our philosophy in stock and bond portfolio management: global resources dedicated to fundamental research in the pursuit of opportunities that offer an attractive balance of risk and reward to help our shareowners grow their assets.

Respectfully,
/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/06
--------------------------------------------------------------------------------


Investors continued to favor stocks over the past six months despite the shadows cast by rising interest rates and high energy prices. In the pages that follow, co-managers Christopher M. Galizio and Stephen A. Balter describe the market background and the factors that affected performance during the first half of the Fund's fiscal year.

Q: Please describe market conditions over the past six months and how they affected mid-cap stocks.

A: Following last fall's decline, oil prices rebounded to near-record levels, much to the consternation of motorists, homeowners and energy-intensive companies. At the same time, the impact of the Federal Reserve Board's repeated hikes in short-term interest rates is being felt in various segments of the economy, and the red-hot housing market appears to be cooling. Nevertheless, the continued expansion of the U.S. economy fueled further corporate earnings growth, helping to push stock prices higher. Mid-cap growth stocks, represented by the Russell Midcap Growth Index, delivered strong results over the past six months, once again outperforming large-cap growth issues, as measured by the performance of the Russell 1000 Growth Index.

Q:  How did the Fund perform against that background?

A: Pioneer Mid Cap Growth Fund's Class A shares had a total return of 9.04%, at net asset value, for the six months ended March 31, 2006. The Russell Midcap Growth Index, the Fund's benchmark, had a return of 11.32% for the same period. During the period the average return of the 591 funds in Lipper's Mid-Cap Growth category was 12.64%.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  Which of your investment strategies most affected results?

A: For most of the period, the portfolio's energy holdings were significantly underweighted, compared to our benchmark, accounting for much of the Fund's performance shortfall compared to the index.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    To increase exposure in this sector, we added to energy holdings as valuations became attractive. Massey Energy, a major coal producer appears well-positioned to increase production as utilities, facing increased costs for natural gas, elect to burn more coal. We also made opportunistic purchases of oilfield services companies, including BJ Services, Patterson Energy and Helmerich and Payne, when energy prices dipped temporarily. Thus far, Massey has made a small contribution to results while shares of Patterson have slipped. And when narrowing profit margins for refiners put pressure on their stock prices, we purchased shares of Texas-based Tesoro Petroleum, a large, independent refiner and marketer of petroleum products.

    Even after these moves, the portfolio's energy exposure remains below that of the benchmark, reflecting our view that current high prices may be unsustainable over the longer term. Housing issues helped performance modestly over this period, despite rising mortgage rates.

Q:  Which stocks contributed favorably over the period?

A: Vertex Pharmaceutical was the period's strongest contributor. Shares rose on news of positive Phase II test results for VX 680, a new formulation aimed at treating hepatitis C. Home Depot's acquisition of Fund holding Hughes Supply, which services building contractors, also boosted results. Mexican brewer Femsa Cerveza continued to benefit from its distribution arrangement with the large European brewer Heineken.

In technology, shares of Webex Communications, makers of software for interactive videoconferences, moved higher when Microsoft cancelled previously announced plans to enter its business. Performance also benefited from a rise in Macrovision, where new leadership is refining product offerings. Investor perception of Macrovision has improved as the company's anti-piracy software gains wider acceptance in the world of digital media, including downloads of songs, movies and printed material.

    Amdocs was another strong contributor. Amdocs, whose billing and support services are designed to help telecom companies maintain good customer relationships, has recently won some large contracts. Converging communications technologies such as Internet TV may offer additional business opportunities.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/06                            (continued)
--------------------------------------------------------------------------------

Q:  What were some of the period's disappointments?

A: We eliminated Endo Pharmaceutical after a court reopened a patent case challenging Endo's right to manufacture a generic version of pain-reliever Oxycontin. We also sold Fossil, which designs and markets fashion-focused watches and accessories through retail stores, and brands products for private-label offerings. Sales in Europe continued to disappoint and currency issues had a negative impact on earnings. We also dropped Avaya from the portfolio. Avaya designs and builds corporate communications networks and is active in Internet telephony. Increased sales and marketing costs undercut expectations of widening profit margins.

    And we sold long-time fund holding Symantec, makers of the Norton Antivirus and other software for personal computers. Profits on software to defend against viruses are shrinking as Internet providers offer these services free to subscribers.

Q: What is your outlook for the economy and for mid-cap stocks in the months ahead?

A: Long-term supply and demand projections do not appear to justify current energy price levels, but for now expensive oil constitutes a threat to corporate earnings. The same is true of higher interest rates and rising costs for metals and other industrial commodities. While this scenario presents a more challenging environment for investors, we continue to find good investment possibilities through our bottom-up, company-by-company approach to stock selection. As a result of that value-focused process, we now hold heavier positions, compared to our index, in healthcare, a traditional defensive sector, in consumer staples and in technology, where several of our holdings are riding long-term trends. An example is Internet television and telephony, both of which require large bandwidth and vastly greater numbers of switches and routers compared to more static uses of the Internet. We are also somewhat overweight among semiconductor makers. Conversely, we are avoiding retail and other sectors where earnings tend to wax and wane with the economy. Viewed more broadly, mid-cap stocks, because they pursue narrower business goals, have historically been less vulnerable to swings in the economy than large companies have been, with their wide, sometimes global, exposure.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. Investing in mid-sized companies may offer the potential for higher returns, but is also subject to greater short-term price fluctuations than larger, more-established companies. The portfolio invests in REIT securities, the value of which can fall for a variety of reasons such as declines in rental income, poor property management, environmental liabilities, uninsured damage, increased competition or changes in real estate tax laws.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

U.S. Common Stocks                                                      87.6%
Tempory Cash Investment                                                  7.2%
Depositary Receipts for International Stocks                             5.2%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

Information Technology                                                  24.5%
Consumer Discretionary                                                  21.4%
Health Care                                                             21.4%
Industrials                                                             10.5%
Energy                                                                   7.5%
Financials                                                               6.5%
Consumer Staples                                                         6.3%
Materials                                                                1.3%
Utilities                                                                0.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.   Macrovision Corp.                                              3.30%
    2.   Cooper Companies, Inc.                                         2.65
    3.   Fomento Economico Mexicano SA de CV                            2.29
    4.   TJX Companies, Inc.                                            2.24
    5.   Juniper Networks, Inc.                                         2.16
    6.   American Standard Companies, Inc.                              2.15
    7.   Abercrombie & Fitch Co.                                        2.02
    8.   The Timberland Co.                                             2.00
    9.   Liz Claiborne, Inc.                                            1.97
   10.   L-3 Communications Holdings, Inc.                              1.83

*This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

    Class   3/31/06   9/30/05
    ------- --------- --------
      A    $16.12   $15.34
      B    $13.76   $13.26
      C    $14.28   $13.72
      Y    $16.19   $15.37

Distributions Per Share
--------------------------------------------------------------------------------

                       10/1/05 - 3/31/06
                     ---------------------
               Net
            Investment     Short-Term      Long-Term
    Class     Income     Capital Gains   Capital Gains
   ------- ----------   --------------- --------------
      A      $  -          $0.0964         $0.4630
      B      $  -          $0.0964         $0.4630
      C      $  -          $0.0964         $0.4630
      Y      $  -          $0.0964         $0.4630

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund at public offering price, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of March 31, 2006)
                            Public
               Net Asset   Offering
Period           Value      Price
10 Years         5.15%      4.53%
 5 Years         4.58       3.34
 1 Year         13.48       6.95

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment
Mar-96       9425            10000
             9235            10635
Mar-98      13204            15137
            12012            16485
Mar-00      18515            29212
            12453            15945
Mar-02      13123            16694
             9454            12336
Mar-04      13645            18460
            13729            19993
Mar-06      15579            24525

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of March 31, 2006)
Period         If Held   If Redeemed
 10 Years        3.88%      3.88%
  5 Years        3.22       3.22
  1 Year        12.04       8.04

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment
Mar-96      10000            10000
             9709            10635
Mar-98      13695            15137
            12328            16485
Mar-00      18804            29212
            12493            15945
Mar-02      12992            16694
             9232            12336
Mar-04      13155            18460
            13064            19993
Mar-06      14637            24525

--------------------------------
Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of March 31, 2006)
Period          If Held  If Redeemed
10 Years         4.07%     4.07%
 5 Years         3.19      3.19
 1 Year         12.25     12.25

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment
Mar-96      10000            10000
             9735            10635
Mar-98      13887            15137
            12530            16485
Mar-00      19145            29212
            12736            15945
Mar-02      13196            16694
             9371            12336
Mar-04      13356            18460
            13276            19993
Mar-06      14903            24525

--------------------------------
Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/06                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of March 31, 2006)
Period           If Held  If Redeemed
10 Years          5.20%      5.20%
 5 Years          4.67       4.67
 1 Year          13.88      13.88

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment
Mar-96     10000            10000
            9797            10635
Mar-98     14007            15137
           12743            16485
Mar-00     19641            29212
           13210            15945
Mar-02     13922            16694
           10029            12336
Mar-04     14475            18460
           14574            19993
Mar-06     16597            24525

--------------------------------
Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A share. The performance dos not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since the fees for A share are generally higher than those of Y shares, the performances shown for Y Shares prior to their inception (2/1/05) would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors, All result in historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------
As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.    Divide your account value by $1,000
      Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund

Based on actual returns from October 1, 2005 through March 31, 2006.

Share Class                          A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 10/1/05
Ending Account Value             $1,090.40      $1,083.30      $1,084.90      $1,092.90
On 3/31/06
Expenses Paid During Period*     $    4.79      $   11.79      $   10.76      $    2.56

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, 2.27%, 2.07% and 0.49% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from October 1, 2005 through March 31, 2006.

 Share Class                          A              B              C              Y
----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 10/1/05
 Ending Account Value             $1,020.34      $1,013.61      $1,014.61      $1,022.49
 On 3/31/06
 Expenses Paid During Period*     $    4.63      $   11.40      $   10.40      $    2.47

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, 2.27%, 2.07% and 0.49% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/06 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                  Value
              COMMON STOCKS - 99.3%
              Energy - 7.4%
              Coal & Consumable Fuels - 1.4%
 222,400      Massey Energy Co.                                  $  8,021,968
                                                                 ------------
              Oil & Gas Drilling - 2.4%
 105,600      Helmerich & Payne, Inc.*                           $  7,372,992
 206,900      Patterson Energy, Inc.*                               6,612,524
                                                                 ------------
                                                                 $ 13,985,516
                                                                 ------------
              Oil & Gas Equipment & Services - 1.0%
 158,900      BJ Services Co.*                                   $  5,497,940
                                                                 ------------
              Oil & Gas Exploration & Production - 1.5%
 198,800      Noble Affiliates, Inc.*                            $  8,731,296
                                                                 ------------
              Oil & Gas Refining & Marketing - 1.1%
  91,300      Tesoro Petroleum Corp.                             $  6,239,442
                                                                 ------------
              Total Energy                                       $ 42,476,162
                                                                 ------------
              Materials - 1.3%
              Diversified Metals & Mining - 1.3%
  59,700      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $  3,568,269
  45,600      Phelps Dodge Corp.                                    3,672,168
                                                                 ------------
                                                                 $  7,240,437
                                                                 ------------
              Total Materials                                    $  7,240,437
                                                                 ------------
              Capital Goods - 8.3%
              Aerospace & Defense - 1.8%
 121,200      L-3 Communications Holdings, Inc.                  $ 10,397,748
                                                                 ------------
              Building Products - 2.1%
 284,500      American Standard Companies, Inc.                  $ 12,193,670
                                                                 ------------
              Industrial Machinery - 4.4%
 126,900      Dover Corp.                                        $  6,162,264
 158,200      ITT Industries, Inc.                                  8,894,004
 124,100      Parker Hannifin Corp.                                10,003,701
                                                                 ------------
                                                                 $ 25,059,969
                                                                 ------------
              Total Capital Goods                                $ 47,651,387
                                                                 ------------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                         Value
              Commercial Services & Supplies - 0.8%
              Diversified Commercial Services - 0.8%
  60,000      The Dun & Bradstreet Corp.*               $  4,600,800
                                                        ------------
              Total Commercial Services & Supplies      $  4,600,800
                                                        ------------
              Transportation - 1.3%
              Airlines - 1.3%
 421,800      Southwest Airlines Co.                    $  7,588,182
                                                        ------------
              Total Transportation                      $  7,588,182
                                                        ------------
              Consumer Durables & Apparel - 7.9%
              Apparel, Accessories & Luxury Goods - 3.1%
 117,800      Columbia Sportswear Co.*(b)               $  6,282,274
 273,300      Liz Claiborne, Inc.                         11,199,834
                                                        ------------
                                                        $ 17,482,108
                                                        ------------
              Footwear - 2.0%
 332,100      The Timberland Co.*                       $ 11,367,783
                                                        ------------
              Housewares & Specialties - 1.5%
 105,900      Fortune Brands, Inc.*                     $  8,538,717
                                                        ------------
              Leisure Products - 1.3%
 141,400      Polaris Industries, Inc.                  $  7,714,784
                                                        ------------
              Total Consumer Durables & Apparel         $ 45,103,392
                                                        ------------
              Consumer Services - 3.9%
              Education Services - 1.4%
 211,200      Career Education Corp.*                   $  7,968,576
                                                        ------------
              Restaurants - 2.5%
 187,900      Rare Hospitality International, Inc.*     $  6,544,557
  29,892      Tim Hortons, Inc.*                             793,633
 142,200      Tricon Global Restaurants, Inc.              6,947,892
                                                        ------------
                                                        $ 14,286,082
                                                        ------------
              Total Consumer Services                   $ 22,254,658
                                                        ------------
              Media - 2.3%
              Advertising - 1.0%
  66,900      Omnicom Group                             $  5,569,425
                                                        ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                       Value
              Publishing - 1.3%
  138,100     Meredith Corp.*                         $  7,704,599
                                                      ------------
              Total Media                             $ 13,274,024
                                                      ------------
              Retailing - 7.1%
              Apparel Retail - 7.1%
  197,000     Abercrombie & Fitch Co.                 $ 11,485,100
  271,800     American Eagle Outfitters, Inc.            8,115,948
  288,922     Ross Stores, Inc.                          8,433,633
  514,000     TJX Companies, Inc.                       12,757,480
                                                      ------------
                                                      $ 40,792,161
                                                      ------------
              Total Retailing                         $ 40,792,161
                                                      ------------
              Food & Drug Retailing - 1.6%
              Hypermarkets & Supercenters - 1.6%
  297,600     BJ'S Wholesale Club, Inc.*              $  9,377,376
                                                      ------------
              Total Food & Drug Retailing             $  9,377,376
                                                      ------------
              Food, Beverage & Tobacco - 3.5%
              Distillers & Vintners - 1.2%
  268,500     Constellation Brands, Inc.*             $  6,725,925
                                                      ------------
              Soft Drinks - 2.3%
  142,200     Fomento Economico Mexicano SA de CV     $ 13,034,052
                                                      ------------
              Total Food, Beverage & Tobacco          $ 19,759,977
                                                      ------------
              Household & Personal Products - 1.2%
              Personal Products - 1.2%
  153,000     Alberto-Culver Co. (Class B)            $  6,767,190
                                                      ------------
              Total Household & Personal Products     $  6,767,190
                                                      ------------
              Health Care Equipment & Services - 12.6%
              Health Care Equipment - 4.0%
  278,900     Biomet, Inc.                            $  9,906,528
  362,500     Boston Scientific Corp.*                   8,355,625
  101,200     Waters Corp.*                              4,366,780
                                                      ------------
                                                      $ 22,628,933
                                                      ------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                   Value
              Health Care Services - 4.4%
 161,600      DaVita, Inc.*                                       $  9,729,936
 346,300      IMS Health, Inc.                                       8,924,151
 122,000      Quest Diagnostics, Inc.                                6,258,600
                                                                  ------------
                                                                  $ 24,912,687
                                                                  ------------
              Health Care Supplies - 2.6%
 278,500      Cooper Companies, Inc.                              $ 15,047,355
                                                                  ------------
              Managed Health Care - 1.6%
 174,600      Coventry Health Care, Inc.*                         $  9,424,908
                                                                  ------------
              Total Health Care Equipment & Services              $ 72,013,883
                                                                  ------------
              Pharmaceuticals & Biotechnology - 8.3%
              Biotechnology - 4.4%
 149,400      Charles River Laboratories International, Inc.*     $  7,323,588
 389,300      Cubist Pharmaceuticals, Inc.*                          8,942,221
 242,300      Vertex Pharmaceuticals, Inc.*                          8,865,757
                                                                  ------------
                                                                  $ 25,131,566
                                                                  ------------
              Pharmaceuticals - 3.9%
  81,700      Barr Laboratorie, Inc.*                             $  5,145,466
 266,183      Par Pharmaceutical Co., Inc.*(b)                       7,501,037
 240,721      Teva Pharmaceutical Industries, Ltd. (b)               9,912,891
                                                                  ------------
                                                                  $ 22,559,394
                                                                  ------------
              Total Pharmaceuticals & Biotechnology               $ 47,690,960
                                                                  ------------
              Banks - 2.0%
              Regional Banks - 1.0%
 202,300      Synovus Financial Corp.*                            $  5,480,307
                                                                  ------------
              Thrifts & Mortgage Finance - 1.0%
 123,700      The PMI Group, Inc.                                 $  5,680,304
                                                                  ------------
              Total Banks                                         $ 11,160,611
                                                                  ------------
              Diversified Financials - 2.9%
              Asset Management & Custody Banks - 1.7%
  50,600      Affiliated Managers Group, Inc.*(b)                 $  5,394,466
  56,800      T. Rowe Price Associates, Inc.                         4,442,328
                                                                  ------------
                                                                  $  9,836,794
                                                                  ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                         Value
              Investment Banking & Brokerage - 1.2%
  250,600     E*TRADE Group, Inc.*                      $  6,761,188
                                                        ------------
              Total Diversified Financials              $ 16,597,982
                                                        ------------
              Insurance - 1.6%
              Multi-Line Insurance - 1.0%
  165,800     Genworth Financial, Inc.                  $  5,542,694
                                                        ------------
              Reinsurance - 0.6%
  127,400     Platinum Underwriter Holdings, Ltd.       $  3,707,340
                                                        ------------
              Total Insurance                           $  9,250,034
                                                        ------------
              Software & Services - 7.3%
              Application Software - 1.4%
  228,700     Amdocs, Ltd.*                             $  8,246,922
                                                        ------------
              Internet Software & Services - 1.4%
  234,300     WebEx Communications, Inc.*(b)            $  7,888,881
                                                        ------------
              Systems Software - 4.5%
  330,400     BMC Software, Inc.*                       $  7,156,464
  846,100     Macrovision Corp.*                          18,741,115
                                                        ------------
                                                        $ 25,897,579
                                                        ------------
              Total Software & Services                 $ 42,033,382
                                                        ------------
              Technology Hardware & Equipment - 9.2%
              Communications Equipment - 6.3%
  100,350     F5 Networks, Inc.*                        $  7,274,372
  156,100     Harris Corp.*                                7,381,968
  643,400     Juniper Networks, Inc.*                     12,301,808
  252,500     Plantronics, Inc.                            8,946,075
                                                        ------------
                                                        $ 35,904,223
                                                        ------------
              Computer Hardware - 1.8%
  434,800     Palm, Inc.*(b)                            $ 10,069,968
                                                        ------------
              Electronic Manufacturing Services - 1.1%
1,578,800     Sanmina-SCI Corp.*                        $  6,473,080
                                                        ------------
              Total Technology Hardware & Equipment     $ 52,447,271
                                                        ------------
              Semiconductors - 7.8%
              Semiconductor Equipment - 0.9%
  125,600     Lam Research Corp.*                       $  5,400,800
                                                        ------------

20    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                               Value
                Semiconductors - 6.9%
   271,500      Freescale Semiconductor, Inc.*(b)             $  7,550,415
    64,800      Himax Technologies, Inc. (A.D.R.)*                 567,000
   848,300      LSI Logic Corp.*                                 9,806,348
   192,900      Microchip Technology                             7,002,270
   271,300      National Semiconductor Corp.*                    7,552,992
   272,400      Xilinx, Inc.*(b)                                 6,935,304
                                                              ------------
                                                              $ 39,414,329
                                                              ------------
                Total Semiconductors                          $ 44,815,129
                                                              ------------
                Utilities - 1.0%
                Independent Power Producer & Energy Traders - 1.0%
   121,800      TXU Corp.                                     $  5,451,768
                                                              ------------
                Total Utilities                               $  5,451,768
                                                              ------------
                TOTAL COMMON STOCKS
                (Cost $502,461,437)                           $568,346,766
                                                              ------------
                TEMPORARY CASH INVESTMENT - 7.7%
                Security Lending Collateral - 7.7%
43,781,873      Securities Lending Investment Fund, 4.67%     $ 43,781,873
                                                              ------------
                TOTAL TEMPORARY CASH INVESTMENT
                (Cost $43,781,873)                            $ 43,781,873
                                                              ------------
                TOTAL INVESTMENT IN SECURITIES - 107.0%
                (Cost $546,243,310)(a)                        $612,128,639
                                                              ------------
                OTHER ASSETS AND LIABILITIES - (7.0)%         $(39,773,558)
                                                              ------------
                TOTAL NET ASSETS - 100.0%                     $572,355,081
                                                              ============

*        Non-income producing security

(A.D.R.) American Depositary Receipt

(a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $546,940,796 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                           $75,473,937

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                           (10,286,094)
                                                                             -----------
         Net unrealized gain                                                 $65,187,843
                                                                             ===========

The accompanying notes are an integral part of these financial statements.   21

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

(b)   At March 31, 2006, the following securities were out on loan:

      Shares                  Security                        Value
      48,000     Affiliated Managers Group, Inc.*         $ 5,117,280
     105,110     Columbia Sportswear Co.*                   5,605,516
     257,000     Freescale Semiconductor, Inc.*             7,147,170
     286,636     Palm, Inc.*                                6,638,490
     243,910     Par Pharmaceutical Co., Inc.*              6,873,384
     227,321     Teva Pharmaceutical Industries, Ltd.       9,361,079
      17,500     WebEx Communications, Inc.*                  589,225
      63,785     Xilinx, Inc.*                              1,623,966
                                                          -----------
                 Total                                    $42,956,110
                                                          ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2006 aggregated $346,562,110 and $374,049,212, respectively.


22    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 3/31/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $42,956,110) (cost $546,243,310)                 $612,128,639
  Cash                                                            4,063,959
  Receivables -
    Investment securities sold                                    9,469,253
    Fund shares sold                                                261,060
    Dividends, interest and foreign taxes withheld                  147,490
  Other                                                              17,318
                                                               ------------
     Total assets                                              $626,087,719
                                                               ------------
LIABILITIES:
  Payables -
    Investment securities purchased                            $  9,441,450
    Fund shares repurchased                                         281,154
    Upon return of securities loaned                             43,781,873
  Due to affiliates                                                 115,445
  Accrued expenses                                                  112,716
                                                               ------------
     Total liabilities                                         $ 53,732,638
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $493,508,420
  Distributions in excess of net investment income               (1,002,331)
  Accumulated net realized gain on investments                   13,963,663
  Net unrealized gain on investments                             65,885,329
                                                               ------------
     Total net assets                                          $572,355,081
                                                               ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $508,692,898/31,553,571 shares)            $      16.12
                                                               ============
  Class B (based on $25,269,020/1,836,595 shares)              $      13.76
                                                               ============
  Class C (based on $12,108,685/848,082 shares)                $      14.28
                                                               ============
  Class Y (based on $26,284,478/1,623,404 shares)              $      16.19
                                                               ============
MAXIMUM OFFERING PRICE:
  Class A ($16.12 [divided by] 94.25% )                        $      17.10
                                                               ============

The accompanying notes are an integral part of these financial statements.   23

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $2,784)      $1,550,081
  Interest                                                   145,106
  Income from securities loaned, net                          17,895
                                                           ----------
     Total investment income                                               $ 1,713,082
                                                                           -----------
EXPENSES:
  Management fees
    Basic Fee                                              $1,722,880
    Performance Adjustment                                  (559,002)
  Transfer agent fees and expenses
    Class A                                                  525,605
    Class B                                                   95,903
    Class C                                                   33,314
    Class Y                                                      392
  Distribution fees
    Class A                                                  542,681
    Class B                                                  123,277
    Class C                                                   57,274
  Administrative reimbursements                               51,672
  Custodian fees                                              21,476
  Registration fees                                           34,348
  Professional fees                                           24,965
  Printing expense                                            33,488
  Fees and expenses of nonaffiliated trustees                  8,736
  Miscellaneous                                                6,105
                                                           ----------
     Total expenses                                                        $ 2,723,114
     Less fees paid indirectly                                                  (7,701)
                                                                           -----------
     Net expenses                                                          $ 2,715,413
                                                                           -----------
       Net investment loss                                                 $(1,002,331)
                                                                           -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                         $24,302,877
  Change in net unrealized gain on investments                              25,045,119
                                                                           -----------
    Net gain on investments                                                $49,347,996
                                                                           -----------
    Net increase in net assets resulting from operations                   $48,345,665
                                                                           ===========

24    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/06 and the Year Ended 9/30/05

                                                           Six Months
                                                              Ended
                                                             3/31/06        Year Ended
                                                           (unaudited)        9/30/05
FROM OPERATIONS:
Net investment loss                                      $  (1,002,331)   $   (1,260,005)
Net realized gain on investments                            24,302,877       102,418,309
Change in net unrealized gain (loss) on investments         25,045,119       (38,193,212)
                                                         -------------    --------------
    Net increase in net assets resulting from
     operations                                          $  48,345,665    $   62,965,092
                                                         -------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($0.56 and $0.00 per share, respectively)    $ (17,966,208)   $            -
    Class B ($0.56 and $0.00 per share, respectively)       (1,043,154)                -
    Class C ($0.56 and $0.00 per share, respectively)         (457,496)                -
    Class Y ($0.56 and $0.00 per share, respectively)         (749,675)                -
                                                         -------------    --------------
     Total distributions to shareowners                  $ (20,216,533)   $            -
                                                         -------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  34,146,809    $   35,183,354
Reinvestment of distributions                               18,952,516                 -
Cost of shares repurchased                                 (55,363,360)     (110,244,258)
                                                         -------------    --------------
    Net decrease in net assets resulting from
     Fund share transactions                             $  (2,264,035)   $  (75,060,904)
                                                         -------------    --------------
    Net increase (decrease) in net assets                $  25,865,097    $  (12,095,812)
NET ASSETS:
Beginning of period                                      $ 546,489,984    $  558,585,796
                                                         -------------    --------------
End of period (including distributions in excess of
  net investment income of $(1,002,331) and
  undistributed net investment income of $0)             $ 572,355,081    $  546,489,984
                                                         =============    ==============

The accompanying notes are an integral part of these financial statements.   25

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                   '06 Shares      '06 Amount
                                   (unaudited)      (unaudited)     '05 Shares      '05 Amount
CLASS A
Shares sold                           742,668    $  11,394,029       1,487,206    $  21,875,007
Reinvestment of distributions       1,135,330       16,871,000               -                -
Less shares repurchased            (3,159,673)     (48,265,793)     (6,399,310)     (94,028,381)
                                   ----------    -------------      ----------    -------------
    Net decrease                   (1,281,675)   $ (20,000,764)     (4,912,104)   $ (72,153,374)
                                   ----------    -------------      ----------    -------------
CLASS B
Shares sold                           154,521    $   2,038,271         346,432    $   4,413,363
Reinvestment of distributions          76,500          974,615               -                -
Less shares repurchased              (365,394)      (4,795,352)       (815,739)     (10,388,568)
                                   ----------    -------------      ----------    -------------
    Net decrease                     (134,373)   $  (1,782,466)       (469,307)   $  (5,975,205)
                                   ----------    -------------      ----------    -------------
CLASS C
Shares sold                            95,260    $   1,295,443         268,165    $   3,535,986
Reinvestment of distributions          31,778          419,791               -                -
Less shares repurchased              (119,222)      (1,618,838)       (428,694)      (5,651,238)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)             7,816    $      96,396        (160,529)   $  (2,115,252)
                                   ----------    -------------      ----------    -------------
CLASS Y
Shares sold                         1,287,026    $  19,419,066         346,059    $   5,358,998
Reinvestment of distributions          46,115          687,110               -                -
Less shares repurchased               (44,301)        (683,377)        (11,495)        (176,071)
                                   ----------    -------------      ----------    -------------
    Net increase                    1,288,840    $  19,422,799         334,564    $   5,182,927
                                   ----------    -------------      ----------    -------------

26    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended
                                                               3/31/06        Year Ended      Year Ended
                                                             (unaudited)       9/30/05         9/30/04
CLASS A
Net asset value, beginning of period                          $  15.34        $  13.69        $  12.68
                                                              --------        --------        --------
Increase (decrease) from investment operations:
 Net investment loss                                          $  (0.02)       $  (0.02)       $  (0.06)
 Net realized and unrealized gain (loss) on investments           1.36            1.67            1.07
                                                              --------        --------        --------
   Net increase (decrease) from investment operations         $   1.34        $   1.65        $   1.01
Distributions to shareowners:
 Net realized loss                                               (0.56)              -               -
                                                              --------        --------        --------
Net increase (decrease) in net asset value                    $   0.78        $   1.65        $   1.01
                                                              --------        --------        --------
Net asset value, end of period                                $  16.12        $  15.34        $  13.69
                                                              ========        ========        ========
Total return*                                                     9.04%          12.05%           7.97%
Ratio of net expenses to average net assets+                      0.92%**         0.90%           0.90%
Ratio of net investment loss to average net assets+              (0.30)%**       (0.14)%         (0.44)%
Portfolio turnover rate                                            127%**          115%             98%
Net assets, end of period (in thousands)                      $508,693        $503,683        $516,935
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     0.92%**         0.90%           0.90%
 Net investment loss                                             (0.30)%**       (0.14)%         (0.44)%

                                                             Year Ended      Year Ended      Year Ended
                                                               9/30/03         9/30/02         9/30/01
CLASS A
Net asset value, beginning of period                          $   9.65        $  11.61        $  23.15
                                                              --------        --------        --------
Increase (decrease) from investment operations:
 Net investment loss                                          $  (0.05)       $  (0.06)       $  (0.03)
 Net realized and unrealized gain (loss) on investments           3.08           (1.90)          (8.39)
                                                              --------        --------        --------
   Net increase (decrease) from investment operations         $   3.03        $  (1.96)       $  (8.42)
Distributions to shareowners:
 Net realized loss                                                   -               -           (3.12)
                                                              --------        --------        --------
Net increase (decrease) in net asset value                    $   3.03        $  (1.96)       $ (11.54)
                                                              --------        --------        --------
Net asset value, end of period                                $  12.68        $   9.65        $  11.61
                                                              ========        ========        ========
Total return*                                                    31.40%         (16.88)%        (40.26)%
Ratio of net expenses to average net assets+                      0.97%           0.94%           0.87%
Ratio of net investment loss to average net assets+              (0.46)%         (0.45)%         (0.23)%
Portfolio turnover rate                                             52%             48%             65%
Net assets, end of period (in thousands)                      $522,269        $424,613        $569,070
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     0.96%           0.93%           0.85%
 Net investment loss                                             (0.45)%         (0.44)%         (0.21)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    27

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended
                                                               3/31/06       Year Ended      Year Ended
                                                             (unaudited)       9/30/05         9/30/04
CLASS B
Net asset value, beginning of period                           $ 13.26         $ 11.99         $ 11.24
                                                               -------         -------         -------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.11)        $ (0.20)        $ (0.24)
 Net realized and unrealized gain (loss) on investments           1.17            1.47            0.99
                                                               -------         -------         -------
   Net increase (decrease) from investment operations          $  1.06         $  1.27         $  0.75
Distributions to shareowners:
 Net realized loss                                               (0.56)              -               -
                                                               -------         -------         -------
Net increase (decrease) in net asset value                     $  0.50         $  1.27         $  0.75
                                                               -------         -------         -------
Net asset value, end of period                                 $ 13.76         $ 13.26         $ 11.99
                                                               =======         =======         =======
Total return*                                                     8.33%          10.59%           6.67%
Ratio of net expenses to average net assets+                      2.27%**         2.16%           2.18%
Ratio of net investment loss to average net assets+              (1.65)%**       (1.41)%         (1.72)%
Portfolio turnover rate                                            127%**          115%             98%
Net assets, end of period (in thousands)                       $25,269         $26,132         $29,247
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     2.26%**         2.15%           2.17%
 Net investment loss                                             (1.64)%**       (1.40)%         (1.71)%

                                                              Year Ended     Year Ended       Year Ended
                                                                9/30/03        9/30/02         9/30/01
CLASS B
Net asset value, beginning of period                           $  8.66         $ 10.58         $ 21.68
                                                               -------         -------         -------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.16)        $ (0.25)        $ (0.22)
 Net realized and unrealized gain (loss) on investments           2.74           (1.67)          (7.76)
                                                               -------         -------         -------
   Net increase (decrease) from investment operations          $  2.58         $ (1.92)        $ (7.98)
Distributions to shareowners:
 Net realized loss                                                   -               -           (3.12)
                                                               -------         -------         -------
Net increase (decrease) in net asset value                     $  2.58         $ (1.92)        $(11.10)
                                                               -------         -------         -------
Net asset value, end of period                                 $ 11.24         $  8.66         $ 10.58
                                                               =======         =======         =======
Total return*                                                    29.79%         (18.15)%        (41.08)%
Ratio of net expenses to average net assets+                      2.30%           2.31%           2.01%
Ratio of net investment loss to average net assets+              (1.79)%         (1.83)%         (1.35)%
Portfolio turnover rate                                             52%             48%             65%
Net assets, end of period (in thousands)                       $31,392         $20,970         $30,143
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     2.29%           2.29%           1.99%
 Net investment loss                                             (1.78)%         (1.81)%         (1.33)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges.

     Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratios with no reduction for fees paid indirectly.

28    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended
                                                               3/31/06      Year Ended    Year Ended
                                                             (unaudited)      9/30/05       9/30/04
CLASS C
Net asset value, beginning of period                           $ 13.72       $ 12.39       $ 11.60
                                                               -------       -------       -------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.10)      $ (0.18)      $ (0.29)
 Net realized and unrealized gain (loss) on investments           1.22          1.51          1.08
                                                               -------       -------       -------
   Net increase (decrease) from investment operations          $  1.12       $  1.33       $  0.79
Distributions to shareowners:
 Net realized loss                                               (0.56)            -             -
                                                               -------       -------       -------
Net increase (decrease) in net asset value                     $  0.56       $  1.33       $  0.79
                                                               -------       -------       -------
Net asset value, end of period                                 $ 14.28       $ 13.72       $ 12.39
                                                               =======       =======       =======
Total return*                                                     8.49%        10.73%         6.81%
Ratio of net expenses to average net assets+                      2.07%**       2.05%         1.95%
Ratio of net investment loss to average net assets+              (1.45)%**     (1.29)%       (1.48)%
Portfolio turnover rate                                            127%**        115%           98%
Net assets, end of period (in thousands)                       $12,109       $11,532       $12,405
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     2.06%**       2.04%         1.95%
 Net investment loss                                             (1.44)%**     (1.28)%       (1.48)%

                                                              Year Ended   Year Ended    Year Ended
                                                                9/30/03      9/30/02      9/30/01
CLASS C
Net asset value, beginning of period                           $  8.96       $ 10.96       $ 22.32
                                                               -------       -------       -------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.10)      $ (0.16)      $ (0.22)
 Net realized and unrealized gain (loss) on investments           2.74         (1.84)        (8.02)
                                                               -------       -------       -------
   Net increase (decrease) from investment operations          $  2.64       $ (2.00)      $ (8.24)
Distributions to shareowners:
 Net realized loss                                                   -             -         (3.12)
                                                               -------       -------       -------
Net increase (decrease) in net asset value                     $  2.64       $ (2.00)      $(11.36)
                                                               -------       -------       -------
Net asset value, end of period                                 $ 11.60       $  8.96       $ 10.96
                                                               =======       =======       =======
Total return*                                                    29.46%       (18.25)%      (41.07)%
Ratio of net expenses to average net assets+                      2.26%         2.56%         2.18%
Ratio of net investment loss to average net assets+              (1.75)%       (2.08)%       (1.53)%
Portfolio turnover rate                                             52%           48%           65%
Net assets, end of period (in thousands)                       $18,155       $ 7,762       $ 5,641
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     2.25%         2.50%         2.13%
 Net investment loss                                             (1.74)%       (2.02)%       (1.48)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges.
     Total return would be reduced if sales charges were taken into account.
**   Annualized.
  +  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    29

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                           Ended          2/1/05 (a)
                                                          3/31/06             to
                                                        (unaudited)        9/30/05
CLASS Y
Net asset value, beginning of period                      $ 15.37          $ 14.72
                                                          -------          -------
Increase from investment operations:
  Net investment income                                   $  0.01          $  0.01
  Net realized and unrealized gain on investments            1.37             0.64
                                                          -------          -------
     Net increase from investment operations              $  1.38          $  0.65
Distributions to shareowners:
  Net realized loss                                         (0.56)               -
                                                          -------          -------
Net increase in net asset value                           $  0.82          $  0.65
                                                          -------          -------
Net asset value, end of period                            $ 16.19          $ 15.37
                                                          =======          =======
Total return*                                                9.29%            4.42%(b)
Ratio of net expenses to average net assets+                 0.49%**          0.51%**
Ratio of net investment income to average
  net assets+                                                0.14%**          0.28%**
Portfolio turnover rate                                       127%**           115%(b)
Net assets, end of period (in thousands)                  $26,284          $ 5,143
Ratios with reduction for fees paid indirectly:
  Net expenses                                               0.49%**          0.51%**
  Net investment income                                      0.14%**          0.28%**

(a)  Class Y shares were first publicly offered on February 1, 2005.

(b)  Not annualized.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+    Ratios with no reduction for fees paid indirectly.

30    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Mid Cap Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital growth.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Class Y shares were first publicly offered on February 1, 2005. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

    NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At March 31, 2006 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's investment risks.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investment.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are received or paid by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses, respectively. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

    At March 31, 2006, there were no open futures contracts.

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions will be determined at the end of the current fiscal year. There were no distributions paid during the year ended September 30, 2005.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------
    The following shows the components of distributable earnings on a federal income tax basis at September 30, 2005.

-----------------------------------------------------------------------------
                                     2005
-----------------------------------------------------------------------------
  Accumulated long-term gain     $10,574,805
  Unrealized appreciation         40,142,724
                                 -----------
  Total                          $50,717,529
                                 ===========
-----------------------------------------------------------------------------


    The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., Inc. (UniCredito Italiano), earned $21,086 in underwriting commissions on the sale of Class A shares during the six months ended March 31, 2006.

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
    Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

G.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

H.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.625% of the Fund's average daily net assets. The basic fee is subject to a performance adjustment (limited to a maximum of -0.20% applied to average assets during the measurement period) based on the Fund's investment performance as compared with the Russell Midcap Growth Index over a rolling 36-month period. In addition, the fee is further limited on an annual basis to a maximum annualized rate adjustment of -0.20% (a "ceiling" and a

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

"floor") applied to average assets during the current month. Effective August 1, 2004 PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. Pursuant to a shareowner vote on April 17, 2003 the benchmark was changed from the Standard & Poor's (S&P) MidCap 400 Index effective May 1, 2003; however the S&P MidCap 400 Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. For the six months ended March 31, 2006, the aggregate performance adjustment resulted in a reduction to the basic fee of $559,002. For the six months ended March 31, 2006, the management fee was equivalent to a rate of 0.42% of average daily net assets.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2006, $7,572 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $103,783 in transfer agent fees payable to PIMSS at March 31, 2006.

4. Distribution Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $4,090 in distribution fees payable to PFD at March 31, 2006.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2006, CDSCs in the amount of $24,597 were paid to PFD.

5. Commission Recapture and Expense Offset Arrangements

The Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. As of March 31, 2006, expenses have not been reduced by this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended March 31, 2006, the Fund's expenses were reduced by $7,701 under such arrangements.

6. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended March 31, 2006, the Fund had no borrowings under this agreement.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance, as well as the Fund's performance based upon total return compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2005, the fifth quintile of the peer group for the three years ended June 30, 2005, the third quintile for the five years ended June 30, 2005 and the fifth quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.)

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to per forming its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services per formed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the first quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered that the performance fee structure aligned the interests of shareholders and the Investment Adviser. The Trustee noted that the Investment Adviser was waiving the floor on the management fee but did not take that into consideration in evaluating the contract. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the first quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

    be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because the performance adjusted management fee was in the first quartile of the peer group, the Trustees determined that break points were not needed at this time.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

     Trustees                                   Officers
     John F. Cogan, Jr., Chairman               John F. Cogan, Jr., President
     David R. Bock                              Osbert M. Hood, Executive
     Mary K. Bush                               Vice President
     Margaret B.W. Graham                       Vincent Nave, Treasurer
     Osbert M. Hood                             Dorothy E. Bourassa, Secretary
     Thomas J. Perna
     Marguerite A. Piret
     Stephen K. West
     John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2006

* Print the name and title of each signing officer under his or her signature.